Exploration and Evaluation Assets - Summary of Capitalized Costs on Projects (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of exploration and expenditure assets [line items]
Exploration and evaluation assets, beginning balance	$ 152,412,555
Impairment		$ 87,749
Exploration and evaluation assets, ending balance	194,128,594	152,412,555
Acquisition Costs [member]
Disclosure of exploration and expenditure assets [line items]
Exploration and evaluation assets, beginning balance	26,429,932	22,793,390
Additions	1,885,297	3,636,542
Exploration and evaluation assets, ending balance	28,315,229	26,429,932
Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Exploration and evaluation assets, beginning balance	125,982,623	86,653,530
Expense arising from exploration for and evaluation of mineral resources	39,830,742	39,416,842
Impairment		(87,749)
Exploration and evaluation assets, ending balance	165,813,365	125,982,623
Rook I Property [member]
Disclosure of exploration and expenditure assets [line items]
Exploration and evaluation assets, beginning balance	113,173,036
Exploration and evaluation assets, ending balance	148,894,002	113,173,036
Rook I Property [member] | Acquisition Costs [member]
Disclosure of exploration and expenditure assets [line items]
Exploration and evaluation assets, beginning balance	235,077	230,807
Additions		4,270
Exploration and evaluation assets, ending balance	235,077	235,077
Rook I Property [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Exploration and evaluation assets, beginning balance	112,937,959	77,007,303
Expense arising from exploration for and evaluation of mineral resources	35,720,966	35,930,656
Exploration and evaluation assets, ending balance	148,658,925	112,937,959
Other Athabasca Basin Properties [member]
Disclosure of exploration and expenditure assets [line items]
Exploration and evaluation assets, beginning balance	6,399,904
Impairment		87,749
Exploration and evaluation assets, ending balance	7,988,140	6,399,904
Other Athabasca Basin Properties [member] | Acquisition Costs [member]
Disclosure of exploration and expenditure assets [line items]
Exploration and evaluation assets, beginning balance	1,457,607	1,124,277
Additions		333,330
Exploration and evaluation assets, ending balance	1,457,607	1,457,607
Other Athabasca Basin Properties [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Exploration and evaluation assets, beginning balance	4,942,297	4,318,909
Expense arising from exploration for and evaluation of mineral resources	1,588,236	711,137
Impairment		(87,749)
Exploration and evaluation assets, ending balance	6,530,533	4,942,297
Drilling [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	17,865,105	21,764,192
Drilling [member] | Rook I Property [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	16,761,145	20,592,799
Drilling [member] | Other Athabasca Basin Properties [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources		3,297
General Exploration [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	3,003,872	2,300,042
General Exploration [member] | Rook I Property [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	2,885,003	2,163,554
General Exploration [member] | Other Athabasca Basin Properties [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	(23,200)	25,885
Geological and Geophysical [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	9,518,018	6,409,853
Geological and Geophysical [member] | Rook I Property [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	7,650,358	5,206,266
Geological and Geophysical [member] | Other Athabasca Basin Properties [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	1,611,436	681,955
Labour and Wages [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	5,702,457	4,901,854
Labour and Wages [member] | Rook I Property [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	5,008,846	4,391,456
Share-based Payments [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	3,119,563	3,309,791
Share-based Payments [member] | Rook I Property [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	2,883,711	2,952,316
Travel [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	621,727	731,110
Travel [member] | Rook I Property [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	531,903	624,265
IsoEnergy Ltd. [member]
Disclosure of exploration and expenditure assets [line items]
Exploration and evaluation assets, beginning balance	32,839,615
Exploration and evaluation assets, ending balance	37,246,452	32,839,615
IsoEnergy Ltd. [member] | Acquisition Costs [member]
Disclosure of exploration and expenditure assets [line items]
Exploration and evaluation assets, beginning balance	24,737,248	21,438,306
Additions	1,885,297	3,298,942
Exploration and evaluation assets, ending balance	26,622,545	24,737,248
IsoEnergy Ltd. [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Exploration and evaluation assets, beginning balance	8,102,367	5,327,318
Expense arising from exploration for and evaluation of mineral resources	2,521,540	2,775,049
Exploration and evaluation assets, ending balance	10,623,907	8,102,367
IsoEnergy Ltd. [member] | Drilling [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	1,103,960	1,168,096
IsoEnergy Ltd. [member] | General Exploration [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	142,069	110,603
IsoEnergy Ltd. [member] | Geological and Geophysical [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	256,224	521,632
IsoEnergy Ltd. [member] | Labour and Wages [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	693,611	510,398
IsoEnergy Ltd. [member] | Share-based Payments [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	235,852	357,475
IsoEnergy Ltd. [member] | Travel [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	$ 89,824	$ 106,845